INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
NOTE C—INVESTMENT SECURITIES

Investments in Federal Reserve Bank and Federal Home Loan Bank stock are combined and classified separately from investment securities in the consolidated balance sheets and are restricted and may only be resold to, or redeemed by, the issuer.

Investment securities consisted of the following at December 31 (in $1,000s):

	2011		2010(1)
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale securities:
United States treasury	$4,004	$4,013	$503	$506
United States government agencies	9,805	9,819	12,664	12,681
Mortgage-backed	10,894	10,972	1,808	1,924
Municipalities	275	278	371	378
	24,978	25,082	15,346	15,489
Held for long-term investment:
CDBL III	973	973	463	463
Corporate	1,764	1,764	2,430	2,430
	2,737	2,737	2,893	2,893

	$27,715	$27,819	$18,239	$18,382

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

At December 31, 2011, securities with a fair value approximating $1.0 million were pledged to secure public and trust deposits and securities with a fair value approximating $2.9 million were pledged for other purposes as required by law.  As discussed in Note I, investment securities with a fair value approximating $6.7 million were also pledged against short-term borrowings.

Securities held for long-term investment are not subject to the classification and accounting rules relating to most typical investments.  In addition, Capitol's corporate investments consist mostly of equity-method investments in non-public enterprises which, accordingly, are outside of the scope of accounting rules for most typical investments which often require use of estimated fair value.  Those entities, which are primarily involved in making equity investments in or financing small businesses, use the fair value method of accounting in valuing their investment portfolios.  Notwithstanding that those investments are outside of the scope of such accounting rules, they are included in Capitol's investment securities for financial reporting purposes to summarize all such securities together for reporting purposes.

Gross unrealized gains and losses on investment securities available for sale were as follows at December 31 (in $1,000s):

	2011		2010(1)
	Gains	Losses	Gains	Losses

United States treasury	$9		$3
United States government agencies	16	$2	18	$1
Mortgage-backed	93	16	116
Municipalities	4		7

	$122	$18	$144	$1

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	2011		2010
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States government agencies	$2	$3,247	$1	$4,797
Mortgage-backed	16	6,680

	$18	$9,927	$1	$4,797

Management does not believe any individual unrealized loss as of December 31, 2011 represents an other-than-temporary loss (primarily due to such amounts being attributable to changes in interest rates).  Further, it does not intend to sell such securities and believes it is unlikely a sale would become required before the amortized cost can be recovered.

Gross realized gains and losses from sales and maturities of investment securities were insignificant for each of the periods presented.

Scheduled maturities of investment securities held as of December 31, 2011 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$9,230	$9,253
After one year, through five years	4,876	4,882
After five years, through ten years	338	359
After ten years	10,534	10,588
Securities held for long-term investment, without stated maturities	2,737	2,737

	$27,715	$27,819